Capital structure and financial items - Borrowings - Issuance of Eurobonds (Details) € in Millions, kr in Millions	Dec. 31, 2025 DKK (kr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Notional amount	kr 301,420		kr 248,006
Eurobond 3.375% Fixed, Maturing May 2026
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Interest	3.375%	3.375%
Notional amount	kr 9,710	€ 1,300
3mEuribor + 30bp, Maturing May 2027
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Borrowings, adjustment to interest rate basis	0.30%	0.30%
Notional amount	kr 10,456	€ 1,400
Eurobond 1.125% Fixed, Maturing Sep 2027
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Interest	1.125%	1.125%
Notional amount	kr 3,734	€ 500
3MEuribor + 20BP, Maturing Nov 2027
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Borrowings, adjustment to interest rate basis	0.20%	0.20%
Notional amount	kr 4,855	€ 650
Eurobond 2.375% Fixed, Maturing May 2028
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Interest	2.375%	2.375%
Notional amount	kr 10,830	€ 1,450
Eurobond 0.125% Fixed, Maturing Jun 2028
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Interest	0.125%	0.125%
Notional amount	kr 4,855	€ 650
Eurobond 3.125% Fixed, Maturing Jan 2029
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Interest	3.125%	3.125%
Notional amount	kr 7,469	€ 1,000
Eurobond 2.500% Fixed, Maturing Feb 2029
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Interest	2.50%	2.50%
Notional amount	kr 4,855	€ 650
Eurobond 1.375% Fixed, Maturing Mar 2030
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Interest	1.375%	1.375%
Notional amount	kr 3,734	€ 500
Eurobond 2.875% Fixed, Maturing Aug 2030
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Interest	2.875%	2.875%
Notional amount	kr 7,469	€ 1,000
Eurobond 3.250% Fixed, Maturing Jan 2031
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Interest	3.25%	3.25%
Notional amount	kr 7,469	€ 1,000
Eurobond 3.000% Fixed, Maturing Feb 2032
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Interest	3.00%	3.00%
Notional amount	kr 4,481	€ 600
Eurobond 3.125% Fixed, Maturing May 2033
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Interest	3.125%	3.125%
Notional amount	kr 6,722	€ 900
Eurobond 3.375% Fixed, Maturing May 2034
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Interest	3.375%	3.375%
Notional amount	kr 10,083	€ 1,350
Eurobond 3.375% Fixed, Maturing Feb 2035
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Interest	3.375%	3.375%
Notional amount	kr 4,481	€ 600
Eurobond 3.625% Fixed, Maturing May 2037
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Interest	3.625%	3.625%
Notional amount	kr 9,336	€ 1,250
Eurobond 3.625% Fixed, Maturing Feb 2038
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Interest	3.625%	3.625%
Notional amount	kr 5,602	€ 750
Eurobond 4.000% Fixed, Maturing Nov 2045
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Interest	4.00%	4.00%
Notional amount	kr 5,602	€ 750